Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations
The following table summarizes the purchase price:

Purchase consideration:
Amount paid in cash	1,512
Amounts to be paid in installments (*)	16,242
Total purchase consideration	17,754
Fair value of net assets acquired	27,507
Bargain purchase on acquisition over the total purchase consideration	9,753
During 2022, an amount of US$ 634 of the installments was paid.

(*) Amounts to be paid in installments were discounted at present value as of the date of acquisition at a 6.5% discount rate.
The assets and liabilities at the date of acquisition are as follows:

Cash and cash equivalents	3,266
Trade and other receivables	21,068
Inventories	50,891
Biological assets	1,676
Property, plant and equipment	21,479
Total Assets	98,380
Trade and other payables	(50,062)
Payroll and other liabilities	(961)
Borrowings	(17,738)
Deferred income tax liabilities	(1,812)
Provision for other liabilities	(300)
Total Liabilities	(70,873)
Fair value of Net Assets Acquired	27,507
The following table summarizes the sales of goods and services rendered and profit from operations of the subsidiaries acquired included in the consolidated financial statements of income for the year end December 31, 2022 as from the date of acquisition:

Period from the date of acquisition to December 31 2022
Sales of goods and services rendered	61,363
Profit from operations	6,131